Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid data license and subscription costs	$ 6,250	$ 3,124	$ 23,344
Prepaid consulting costs	16,539	40,000	0
Prepaid advertising and marketing costs	0	32,178	0
Prepaid merchant fees	26,600	26,401	26,513
Prepaid insurance costs	25,173	15,430	8,992
Prepaid software costs	24,620	10,255	73,017
Prepaid interest		0	387,724
Prepaid employee benefit costs		0	19,056
Other current assets	44,129	136,382	129,210
Total prepaid expenses and other current assets	$ 143,311	$ 263,770	$ 667,856